Operating Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating Leases [Line Items]
Lease term	12 months		12 months
Rent expenses	$ 5,300	$ 15,900
Short-Term Leases [Member]
Operating Leases [Line Items]
Lease term	12 months